Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 299,329	$ 73,542	$ 42,310
Accounts receivable, net	60,427	28,830
Inventories, net	385,695	197,991
Biological assets	78,600	46,210	19,197
Assets held for sale	80,583	58,504
Prepaid expenses and other current assets	35,667	10,140
Current portion of notes receivable	2,315	2,645
Total current assets	942,616	417,862
Deferred tax asset	2,593	5,528
Notes receivable	842	2,000
Property, plant and equipment, net	379,720	242,855	129,812
Right-of-use assets, net	285,111	267,168	82,794
Intangible assets, net	1,010,008	707,634	185,635
Goodwill	605,496	538,825	69,326
Investments	4,401	16,264
Prepaid acquisition consideration		132,234
Other assets	22,048	35,135
Total assets	3,252,835	2,365,505
Current liabilities:
Accounts payable	26,751	47,043
Accrued expenses	87,583	57,475
Income tax payable	140,019	79,649
Current portion of lease liability	19,279	15,710
Current portion of notes payable	1,966	6,500
Current contingent consideration liability	9,155
Liabilities held for sale	18,472	7,181
Other current liabilities	12,171	6,568
Total current liabilities	315,396	220,126
Deferred tax liability	299,333	200,805
Notes payable	434,123	285,001
Lease liability	298,281	270,495
Non-controlling interest redemption liability	72,140	2,694
Contingent consideration liability	28,839	1,898
Other long term liability	5,876	3,698
Total liabilities	1,453,988	984,717
Shareholders' equity:
Share capital	2,225,940	1,754,412
Treasury shares	(5,208)	(5,208)
Reserves	(162,085)	(177,744)
Accumulated other comprehensive income	(6,809)
Accumulated deficit	(301,038)	(190,071)
Redeemable non-controlling interest contingency	(72,140)	(2,694)
Total Curaleaf Holdings, Inc. shareholders' equity	1,678,660	1,378,695
Non-controlling interest	120,187	2,093
Total shareholders' equity	1,798,847	1,380,788	$ 403,446
Total liabilities and shareholders' equity	$ 3,252,835	$ 2,365,505